Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.17738%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$293,064.86

Principal:
Principal Collections	$8,945,220.73
Prepayments in Full	$2,585,747.84
Liquidation Proceeds	$95,801.07
Recoveries	$73,893.22
Sub Total	$11,700,662.86
Collections	$11,993,727.72

Purchase Amounts:
Purchase Amounts Related to Principal	$73,112.31
Purchase Amounts Related to Interest	$115.21
Sub Total	$73,227.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,066,955.24

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,066,955.24
Servicing Fee	$127,358.19	$127,358.19	$0.00	$0.00	$11,939,597.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,939,597.05
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$11,939,597.05
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$11,939,597.05
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,939,597.05
Interest - Class A-4 Notes	$82,223.79	$82,223.79	$0.00	$0.00	$11,857,373.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,857,373.26
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$11,787,444.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,787,444.51
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$11,736,922.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,736,922.34
Regular Principal Payment	$10,894,005.15	$10,894,005.15	$0.00	$0.00	$842,917.19
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$842,917.19
Residual Released to Depositor	$0.00	$842,917.19	$0.00	$0.00	$0.00
Total		$12,066,955.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$10,894,005.15
Total					$10,894,005.15
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,894,005.15	$106.00	$82,223.79	$0.80	$10,976,228.94	$106.80
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$10,894,005.15	$8.37	$202,674.71	$0.16	$11,096,679.86	$8.53

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$52,763,930.85	0.5134176	$41,869,925.70	0.4074139
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$117,813,930.85	0.0905481	$106,919,925.70	0.0821753

Pool Information
Weighted Average APR	2.422%	2.436%
Weighted Average Remaining Term	20.23	19.53
Number of Receivables Outstanding	18,533	17,836
Pool Balance	$152,829,831.34	$141,053,158.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$143,836,400.99	$132,942,395.84
Pool Factor	0.1083616	0.1000116

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$8,110,763.08
Targeted Overcollateralization Amount	$34,133,233.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,133,233.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		51	$76,790.47
(Recoveries)		107	$73,893.22
Net Loss for Current Collection Period			$2,897.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0227%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5336%
Second Prior Collection Period			-0.7329%
Prior Collection Period			-0.1024%
Current Collection Period			0.0237%
Four Month Average (Current and Prior Three Collection Periods)			-0.0695%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,646	$13,749,246.70
(Cumulative Recoveries)			$3,257,138.59
Cumulative Net Loss for All Collection Periods			$10,492,108.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7439%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,771.05
Average Net Loss for Receivables that have experienced a Realized Loss			$2,877.70

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.45%	168	$2,041,676.54
61-90 Days Delinquent	0.27%	27	$378,631.63
91-120 Days Delinquent	0.08%	5	$108,500.87
Over 120 Days Delinquent	0.26%	22	$369,643.45
Total Delinquent Receivables	2.05%	222	$2,898,452.49

Repossession Inventory:
Repossessed in the Current Collection Period		2	$28,883.58
Total Repossessed Inventory		8	$109,017.45

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3100%
Prior Collection Period			0.2536%
Current Collection Period			0.3028%
Three Month Average			0.2888%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6074%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	February 2021
Payment Date	3/15/2021
Transaction Month	45

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	39	$433,626.27
2 Months Extended	75	$932,026.93
3+ Months Extended	16	$179,709.63

Total Receivables Extended	130	$1,545,362.83

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer